Aggregate Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
2015	¥ 9,167
2016	5,567
2017	3,370
2018	1,531
2019 and thereafter	1,220
Long-term debt (Notes 4 and 10)	¥ 20,855	¥ 21,197